Incentive Compensation Plans - Equity-Based Plans (Details) (Successor [Member], USD $)	2 Months Ended		2 Months Ended				2 Months Ended
	Dec. 31, 2011 Executive Plan [Member] Profits Interest Units [Member]	Nov. 11, 2011 Executive Plan [Member] Profits Interest Units [Member]	Dec. 31, 2011 Executive Plan [Member] Profits Interest Units - Service-Based [Member] Y	Dec. 31, 2011 Executive Plan [Member] Profits Interest Units - Performance-Based [Member]	Dec. 31, 2011 Appreciation Rights Plan [Member] Appreciation Rights [Member] Y	Dec. 14, 2011 Appreciation Rights Plan [Member] Appreciation Rights [Member]	Dec. 31, 2011 Appreciation Rights Plan [Member] Appreciation Rights - Time-Based [Member] Y	Dec. 31, 2011 Appreciation Rights Plan [Member] Appreciation Rights - Performance-Based [Member]
Equity-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards authorized		23,352,534.68				4,455,173.55
Award vesting period			4 years
Profits interest distribution threshold			1,714,808,674
Weighted average assumptions:
Expected stock volatility	56.00%				56.00%
Expected dividend yield	0.00%				0.00%
Risk-free interest rate	0.90%				0.90%
Expected life (years)	5				5
Profits Interest Unit and Appreciation Rights Activity [Roll Forward]
Outstanding, beginning of period	0		0	0	0		0	0
Granted	12,891,000		6,445,000	6,446,000	882,000		441,000	441,000
Forfeited/Expired	0		0	0	0		0	0
Outstanding, end of period	12,891,000		6,445,000	6,446,000	882,000		441,000	441,000
Exercisable	0		0	0	0		0	0
Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, outstanding, beginning of period (in usd per unit)	$ 0.00
Weighted average grant date fair value, granted (in usd per unit)	$ 1.24		$ 1.33	$ 1.15	$ 0.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercised in Period	0		0	0	0		0	0
Weighted average grant date fair value, exercised (in usd per unit)	$ 0.00
Weighted average grant date fair value, forfeited/expired (in usd per unit)	$ 0.00
Weighted average grant date fair value, outstanding, end of period (in usd per unit)	$ 1.24
Weighted average grant date fair value, exercisable (in usd per unit)	$ 0.00
Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, outstanding, beginning of period (in usd per unit)					$ 0.00
Weighted average exercise price, granted (in usd per unit)					$ 5.00
Weighted average exercise price, exercised (in usd per unit)					$ 0.00
Weighted average exercise price, forfeited/expired (in usd per unit)					$ 0.00
Weighted average exercise price, outstanding, end of period (in usd per unit)					$ 5.00
Weighted average exercise price, exercisable (in usd per unit)					$ 0.00
Weighted Average Remaining Contractual Term (years)					9.90
Aggregate Intrinsic Value, outstanding	$ 15,985,000				$ 0
Aggregate Intrinsic Value, exercisable	0				0
Total unrecognized compensation cost, net of estimated forfeitures			$ 7,400,000	$ 6,700,000	$ 300,000
Unrecognized compensation cost, recognition period (in years)			3.8				4.0